Debt - Schedule of Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Less: current portion	$ 0	$ 6,275	$ 6,500
Less unamortized debt issuance costs	655	3,440	2,216
Total long-term debt, net of unamortized debt issuance costs and current portion	68,070	227,985	56,284
Senior notes, current portion	0	6,275	6,500
Total long-term debt, net of unamortized debt issuance costs and current portion	68,070	227,985	56,284
Senior Notes [Member]
Debt Instrument [Line Items]
Senior notes	68,725	237,700	65,000
Less: current portion	0	6,275	6,500
Line of Credit	0	0
Senior notes, current portion	$ 0	$ 6,275	$ 6,500